Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	37.02%	25.57%	12.90%
Wilshire 2500 Growth Fund [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.84%	16.26%	16.77%